INVESTMENT ADVISER

Toews Corporation
1500 Market Street
12th Floor, East Tower
Philadelphia, PA 19102

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

INDEPENDENT AUDITORS

KPMG LLP
1601 Market Street
Philadelphia, PA 19103

TO OBTAIN MORE INFORMATION:

Call 1-866-778-6397


This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.








TWS-AR-001-0200

                                   Toews Funds
                                  Annual Report
                                October 31, 2002









                                   Advised by:



                                 [LOGO OMITTED]
                                      TOEWS
                                   CORPORATION

TABLE OF CONTENTS





                                                                           Page

Managers' Discussion and Analysis ......................................       1

Statements of Net Assets ...............................................       7

Statements of Operations ...............................................      28

Statements of Changes in Net Assets ....................................      29

Financial Highlights ...................................................      30

Notes to Financial Statements ..........................................      32

Independent Auditors' Report ...........................................      38

Trustees and Officers of The Advisors' Inner Circle Fund ...............      40

Notice to Shareholders .................................................      48

How to Obtain More Information About
 Toews Funds .................................................... Back Cover






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

                                                                               1


MANAGERS' DISCUSSION AND ANALYSIS --
S&P 500(R) HEDGED INDEX FUND

[Picture of Phillip R. Toews]
PHILLIP R. TOEWS

This year has been an example of the type of market that our funds were designed to protect against. Just as the U.S. equity markets moved up consistently and inconceivably during the decade of the 90's, so have they confounded market participants as they enter their third year of consecutive declines in the new millennium.

Our investment objectives have been created to address rising as well as declining markets. What distinguishes these funds is not so much our decision to create a mechanism to help protect against declining markets, as our peers' decision not to address these declines. As a consequence over the past year our performance stands out. According to the Lipper rankings, the Toews S&P 500(R) Hedged Index Fund (the "Fund") was ranked twelfth in the Multi-Cap Core category from October 31, 2001 through October 31, 2002 among the 468 funds in that category.

ECONOMIC & MARKET PERSPECTIVES:

The past year was a struggle for the equity markets. A number of different issues have weighed down the equity markets -- the threat of continued terrorist attacks on Americans both here and abroad, the revelation of continued corporate scandals, and the fear of war with Iraq. All of these things have contributed, directly or indirectly, to a lack of investor confidence. All of the broader indices have declined over the last 12-month period.


The S&P 500 Index delivered a total return of (18.3)% in the 12-month period from November 1, 2001 through October 31, 2002. The Dow Jones Industrial Average delivered a total return of (9.36)% in that same 12-month period which was the best of the major indices for that period. The Nasdaq Composite Index delivered a total return of (23.9)% in the 12-month period from November 1, 2001 through October 31, 2002 while the Russell 2000 Index delivered a total return of (14.1)% during the same period.


FUND PERFORMANCE & STRATEGY:

In this volatile environment, our quantitative strategy used to actively "hedge" against unfavorable index price movements outperformed the S&P 500 Index over the year. Our investment strategy employs statistical analysis to participate in the performance of the S&P 500 Index with hedges in place to attempt to lower the risk of loss in declining markets. Since these funds were launched in July of 2001, our strategy has been effective.

Between November 1, 2001 and October 31, 2002, we hedged out of the Index five times in an effort to lower the risk of loss during what the system perceived as declining markets. We began the year hedged but ended the year invested fully in all of the components of the S&P 500 Index.



--------------------------------------------------------------------------------

                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

2

MANAGERS' DISCUSSION AND ANALYSIS --
S&P 500(R) HEDGED INDEX FUND (CONTINUED)



The Fund's unit price declined by 4.8% in the year ending October 31, 2002 versus an 18.3% decline in the S&P 500 Index, resulting in out performance of the Index by 13.5% during the year. The difference can be attributed directly to our "hedging" strategy.


While hedged, the Fund is investing in short-term money market instruments, such as U.S. Treasury and other U.S. government securities.


Outlook:

Despite declines over the past year, which followed declines in 2000 and 2001, the market by many measures remains highly priced. As of October 31, 2002 the S&P 500 Index was priced at 33.2 times the earnings of its stocks over a trailing 12-month period according to Standard & Poor's. Historical earnings multiples for the S&P 500 Index range from 15 to 18 depending on the method of calculation. This means that the Index stands at roughly




        Comparison of Change in the Value of a $10,000 Investment in the Toews S&P 500 Hedged Index Fund, versus the S&P 500 Index

                               [GRAPHIC OMITTED]
                     EDGAR REPRESENTATION OF PLOTS FOLLOW:



                                             Annualized
                      One Year               Inception
                      Return                  to Date 1
                      ------                  ---------
                       (3.20)%                (5.35)%    Investor
                       (4.20)%                (6.25)%    Advisor

                 Toews, Investor   Toews, Advisor   S&P 500
7/31/01          10000             10000            10000
10/31/01         9643               9629             8781
10/31/02         9335               9224             7454

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund's return, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 Commenced operations on July 31, 2001.
2 The S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

MANAGERS' DISCUSSION AND ANALYSIS --
S&P 500(R) HEDGED INDEX FUND (CONCLUDED)


two times its mean valuation level. Although we have access to many sources of economic forecasting that suggest that these valuations are justified based on earnings expectations moving forward, we feel that the level of risk in the U.S. stock market remains high. The likelihood of the U.S. equity markets to move higher depends largely on the ability of corporate America to follow through on robust earnings expectations for the remaining part of this year and 2003. Absent these earnings improvements, the probability of further declines in the coming year grows.


Regardless of the direction of the markets in the coming year, we expect volatility to remain high, measured over short as well as long term periods. We base this belief primarily on the valuation picture discussed above, as well as an increase in the number of market participants actively involved in trading based on market trends. We are unable to predict the results of our style of management over the coming years. However, it should be emphasized that we have specifically focused our management efforts on addressing high-risk markets.






--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

4

MANAGERS' DISCUSSION AND ANALYSIS --
NASDAQ-100(R) HEDGED INDEX FUND

[Picture of Phillip R. Toews]
PHILLIP R. TOEWS

This year has been an example of the type of market that our funds were designed to protect against. Just as the U.S. equity markets moved up consistently and inconceivably during the decade of the 90's, so have they confounded market participants as they enter their third year of consecutive declines in the new millennium.

Our investment objectives have been created to address rising as well as declining markets. What distinguishes these funds is not so much our decision to create a mechanism to help protect against declining markets, as our peers' decision not to address these declines. As a consequence over the past year our performance stands out. According to the Lipper rankings, the Toews Nasdaq-100(R) Hedged Index Fund (the "Fund") was the number one ranked fund in the Multi-Cap Growth category from October 31, 2001 through October 31, 2002 among the 413 funds in that category.

ECONOMIC & MARKET PERSPECTIVES:

The past year was a struggle for the equity markets. A number of different issues have weighed down the equity markets -- the threat of continued terrorist attacks on Americans both here and abroad, the revelation of continued corporate scandals, and the fear of war with Iraq. All of these things have contributed, directly or indirectly, to a lack of investor confidence. All of the broader indices have declined over the last 12-month period.


The S&P 500 Index delivered a total return of (18.3)% in the 12-month period from November 1, 2001 through October 31, 2002. The Dow Jones Industrial Average delivered a total return of (9.36)% in that same 12-month period which was the best of the major indices for that period. The Nasdaq Composite Index delivered a total return of (23.9)% in the 12-month period from November 1, 2001 through October 31, 2002 while the Russell 2000 Index delivered a total return of (14.1)% during the same period.


FUND PERFORMANCE & STRATEGY:

In this volatile environment, our quantitative strategy used to actively "hedge" against unfavorable Index price movements outperformed the Nasdaq-100 Index over the year. Our investment strategy employs statistical analysis to participate in the performance of the Nasdaq-100 Index with hedges in place to attempt to lower the risk of loss in declining markets. Since these funds were launched in July of 2001, our strategy has been effective.


Between November 1, 2001 and October 31, 2002, we hedged out of the Index four times in an effort to lower the risk of loss during what the system perceived as declining markets. We began the year fully invested in all of the components of the Nasdaq-100 Index and ended the year the same way.


--------------------------------------------------------------------------------

MANAGERS' DISCUSSION AND ANALYSIS --
NASDAQ-100(R) HEDGED INDEX FUND (CONTINUED)


The Fund's unit price increased by 14.3% in the year ending October 31, 2002 versus a 23.9% decline in the Nasdaq-100 Index, resulting in out performance of the index by 38.2% during the year. The difference can be attributed directly to our "hedging" strategy.


While hedged, the Fund is investing in short-term money market instruments, such as U.S. Treasury and other U.S. government securities.

Outlook:

Despite declines over the past year, which followed declines in 2000 and 2001, the market by many measures




        Comparison of Change in the Value of a $10,000 Investment in the
                       Toews Nasdaq-100 Hedged Index Fund
                           versus the Nasdaq 100 Index



                               [GRAPHIC OMITTED]
                     EDGAR REPRESENTATION OF PLOTS FOLLOW:

                                                Annualized
                                  One Year      Inception
                                   Return        to Date 1

                                   15.46%         2.34%  Investor
                                   14.42%         1.37%  Advisor


                Toews, Investor   Toews, Advisor   S&P 500
7/31/01         10000             10000            10000
10/31/01         8916              8889             8108
10/31/02        10294             10171             5883

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund's return, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. The Fund is distributed by SEI Investments Distribution Co.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 Commenced operations on July 31, 2001.
2 The Nasdaq 100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

6

MANAGERS' DISCUSSION AND ANALYSIS --
NASDAQ-100(R) HEDGED INDEX FUND (CONCLUDED)


remains highly priced. As of October 31, the S&P 500 Index was priced at 33.2 times the earnings of its stocks over a trailing 12-month period according to Standard & Poor's. (Note: An earnings ratio for the Nasdaq-100 Index is not calculable due to the high number of companies in that Index with losses or no earnings.) Historical earnings multiples for the S&P 500 Index range from 15 to 18 depending on the method of calculation. This means that the Index stands at roughly two times its mean valuation level. Although we have access to many sources of economic forecasting that suggest that these valuations are justified based on earnings expectations moving forward, we feel that the level of risk in the U.S. stock market remains high. The likelihood of the U.S. equity markets to move higher depends largely on the ability of corporate America to follow through on robust earnings expectations for the remaining part of this year and 2003. Absent these earnings improvements, the probability of further declines in the coming year grows.


Regardless of the direction of the markets in the coming year, we expect volatility to remain high, measured over short as well as long term periods. We base this belief primarily on the valuation picture discussed above, as well as an increase in the number of market participants actively involved in trading based on market trends. We are unable to predict the results of our style of management over the coming years. However, it should be emphasized that we have specifically focused our management efforts on addressing high-risk markets.

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
Toews Funds -- October 31, 2002

                                                                          MARKET
                                                                           VALUE
TOEWS S&P 500(R) HEDGED INDEX FUND                        SHARES           (000)
--------------------------------------------------------------------------------

COMMON STOCK (99.5%)
AEROSPACE & DEFENSE (1.8%)
   Boeing ...............................................   3,140       $     93
   General Dynamics .....................................     756             60
   Goodrich .............................................     383              6
   Honeywell International ..............................   3,066             73
   Lockheed Martin ......................................   1,701             99
   Northrop Grumman .....................................     421             43
   Raytheon .............................................   1,508             45
   Rockwell Collins .....................................     684             15
   United Technologies ..................................   1,764            109
                                                                        --------
                                                                             543
                                                                        --------
AIR FREIGHT & Logistics (1.0%)
   FedEx ................................................   1,113             59
   Ryder System .........................................     233              5
   United Parcel Service, Cl B ..........................   4,175            251
                                                                        --------
                                                                             315
                                                                        --------
AIRLINES (0.2%)
   AMR* .................................................     575              3
   Delta Air Lines ......................................     461              5
   Southwest Airlines ...................................   2,895             42
                                                                        --------
                                                                              50
                                                                        --------
AUTO COMPONENTS (0.3%)
   Cooper Tire & Rubber .................................     275              4
   Dana .................................................     555              5
   Delphi ...............................................   2,092             15
   Goodyear Tire & Rubber ...............................     609              4
   Johnson Controls .....................................     333             26
   TRW ..................................................     482             26
   Visteon ..............................................     490              3
                                                                        --------
                                                                              83
                                                                        --------

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

8

STATEMENT OF NET ASSETS
Toews Funds -- October 31, 2002

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                         VALUE
(CONTINUED)                                                SHARES          (000)
--------------------------------------------------------------------------------
AUTOMOBILES (0.6%)
   Ford Motor ...........................................   6,820       $     58
   General Motors .......................................   2,096             70
   Harley-Davidson ......................................   1,131             59
                                                                        --------
                                                                             187
                                                                        --------
BANKS (7.5%)
   AmSouth Bancorp ......................................   1,344             26
   Bank of America ......................................   5,621            392
   Bank of New York .....................................   2,716             71
   Bank One .............................................   4,391            169
   BB&T .................................................   1,808             66
   Charter One Financial ................................     858             26
   Comerica .............................................     654             29
   Fifth Third Bancorp ..................................   2,171            138
   First Tennessee National .............................     472             17
   FleetBoston Financial ................................   3,920             92
   Golden West Financial ................................     578             40
   Huntington Bancshares ................................     899             17
   Keycorp ..............................................   1,596             39
   Marshall & Ilsley ....................................     785             22
   Mellon Financial .....................................   1,629             46
   National City ........................................   2,288             62
   North Fork Bancorporation ............................     610             23
   Northern Trust .......................................     828             29
   PNC Financial Services Group .........................   1,063             43
   Regions Financial ....................................     827             28
   SouthTrust ...........................................   1,297             33
   SunTrust Banks .......................................   1,067             65
   Synovus Financial ....................................   1,109             23
   Union Planters .......................................     746             21
   US Bancorp ...........................................   7,162            151
   Wachovia .............................................   5,131            179
   Washington Mutual ....................................   3,620            129
   Wells Fargo ..........................................   6,356            321
   Zions Bancorporation .................................     344             14
                                                                        --------
                                                                           2,311
                                                                        --------

--------------------------------------------------------------------------------

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                         VALUE
(CONTINUED)                                                SHARES          (000)
--------------------------------------------------------------------------------
BEVERAGES (3.2%)
   Adolph Coors ...........................................   135       $      9
   Anheuser-Busch ......................................... 3,249            171
   Brown-Forman ...........................................   256             19
   Coca-Cola .............................................. 9,285            432
   Coca-Cola Enterprises .................................. 1,677             40
   Pepsi Bottling Group ................................... 1,066             29
   PepsiCo ................................................ 6,629            292
                                                                        --------
                                                                             992
                                                                        --------
BIOTECHNOLOGY (1.0%)
   Amgen* ................................................. 4,783            223
   Biogen* ................................................   555             20
   Chiron* ................................................   708             28
   Genzyme-General Division* ..............................   801             22
   Medimmune* .............................................   940             24
                                                                        --------
                                                                             317
                                                                        --------
BUILDING PRODUCTS (0.2%)
   American Standard* .....................................   269             18
   Masco .................................................. 1,857             38
                                                                        --------
                                                                              56
                                                                        --------
CHEMICALS (1.5%)
   Air Products & Chemicals ...............................   851             38
   Dow Chemical ........................................... 3,407             89
   Eastman Chemical .......................................   289             10
   Ecolab .................................................   485             23
   EI du Pont de Nemours .................................. 3,715            153
   Engelhard ..............................................   480             11
   Great Lakes Chemical ...................................   187              4
   Hercules* ..............................................   410              4
   International Flavors & Fragrances .....................   353             12
   Monsanto ...............................................   979             16
   PPG Industries .........................................   633             30
   Praxair ................................................   605             33
   Rohm & Haas ............................................   829             28
   Sigma-Aldrich ..........................................   274             12
                                                                        --------
                                                                             463
                                                                        --------
COMMERCIAL SERVICES & SUPPLIES (1.9%)
   Allied Waste Industries* ...............................   739              6
   Apollo Group* ..........................................   648             27
   Automatic Data Processing .............................. 2,319             99

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

10


STATEMENT OF NET ASSETS
Toews Funds -- October 31, 2002

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                         VALUE
(CONTINUED)                                                SHARES          (000)
--------------------------------------------------------------------------------



COMMERCIAL SERVICES & SUPPLIES (continued)
   Avery Dennison ........................................    412       $     26
   Cendant* ..............................................  3,891             45
   Cintas ................................................    635             30
   Concord EFS* ..........................................  1,920             27
   Convergys* ............................................    650             10
   Deluxe ................................................    234             11
   Equifax ...............................................    536             13
   First Data ............................................  2,832             99
   Fiserv* ...............................................    719             22
   H&R Block .............................................    674             30
   Paychex ...............................................  1,406             40
   Pitney Bowes ..........................................    891             30
   Robert Half International* ............................    656             11
   RR Donnelley & Sons ...................................    424              8
   Sabre Holdings* .......................................    543             10
   Waste Management ......................................  2,287             53
                                                                        --------
                                                                             597
                                                                        --------
COMMUNICATIONS EQUIPMENT (1.8%)
   ADC Telecommunications* ...............................  2,950              5
   Andrew* ...............................................    368              3
   Avaya* ................................................  1,353              3
   Ciena* ................................................  1,610              6
   Cisco Systems* ........................................ 27,369            306
   Comverse Technology* ..................................    701              5
   Corning* ..............................................  3,562              7
   JDS Uniphase* .........................................  5,099             11
   Lucent Technologies* .................................. 12,824             16
   Motorola ..............................................  8,599             79
   Qualcomm* .............................................  2,907            100
   Scientific-Atlanta ....................................    584              7
   Tellabs* ..............................................  1,543             12
                                                                        --------
                                                                             560
                                                                        --------
COMPUTERS & PERIPHERALS (3.6%)
   Apple Computer* .......................................  1,342             22
   Dell Computer* ........................................  9,707            278
   EMC Mass* .............................................  8,238             42

--------------------------------------------------------------------------------

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (CONTINUEd)
   Gateway* ..............................................  1,210       $      4
   Hewlett-Packard ....................................... 11,419            180
   International Business Machines .......................  6,339            500
   Lexmark International* ................................    473             28
   NCR* ..................................................    367              8
   Network Appliance* ....................................  1,256             11
   Sun Microsystems* ..................................... 12,136             36
                                                                        --------
                                                                           1,109
                                                                        --------
CONSTRUCTION & ENGINEERING (0.0%)
   Fluor .................................................    302              7
   McDermott International* ..............................    242              1
                                                                        --------
                                                                               8
                                                                        --------
CONSTRUCTION MATERIALS (0.0%)
   Vulcan Materials ......................................    380             13
                                                                        --------
CONTAINERS & PACKAGING (0.1%)
   Ball ..................................................    213             10
   Bemis .................................................    199             11
   Pactiv* ...............................................    594             12
   Sealed Air* ...........................................    315              5
   Temple-Inland .........................................    201              8
                                                                        --------
                                                                              46
                                                                        --------
DISTRIBUTORS (0.1%)
   Genuine Parts .........................................    654             19
                                                                        --------
DIVERSIFIED FINANCIALS (7.8%)
   American Express ......................................  4,971            181
   Bear Stearns ..........................................    369             22
   Capital One Financial .................................    830             25
   Charles Schwab ........................................  5,103             47
   Citigroup ............................................. 18,932            700
   Countrywide Credit Industry ...........................    470             24
   Fannie Mae ............................................  3,722            249
   Franklin Resources ....................................    972             32
   Freddie Mac ...........................................  2,603            160
   Goldman Sachs Group ...................................  1,802            129
   Household International ...............................  1,703             40
   JP Morgan Chase .......................................  7,461            155
   Lehman Brothers Holdings ..............................    911             48
   MBNA ..................................................  4,781             97
   Merrill Lynch .........................................  3,237            123

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

12


STATEMENT OF NET ASSETS
Toews Funds -- October 31, 2002

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS (CONTINUED)
   Moody's ...............................................    581       $     27
   Morgan Stanley ........................................  4,100            160
   Principal Financial Group* ............................  1,296             36
   Providian Financial* ..................................  1,078              5
   SLM ...................................................    580             60
   State Street ..........................................  1,212             50
   Stilwell Financial ....................................    835             10
   T. Rowe Price Group ...................................    457             13
                                                                        --------
                                                                           2,393
                                                                        --------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.0%)
   Alltel ................................................  1,164             58
   AT&T .................................................. 14,385            188
   BellSouth .............................................  7,003            183
   CenturyTel ............................................    531             15
   Citizens Communications* ..............................  1,057              9
   Qwest Communications International* ...................  6,267             21
   SBC Communications .................................... 12,438            319
   Sprint-FON Group ......................................  3,339             42
   Verizon Communications ................................ 10,208            385
                                                                        --------
                                                                           1,220
                                                                        --------
ELECTRIC UTILITIES (2.0%)
   Allegheny Energy ......................................    468              3
   Ameren ................................................    541             22
   American Electric Power ...............................  1,267             32
   Centerpoint Energy ....................................  1,135              8
   Cinergy ...............................................    627             20
   CMS Energy ............................................    536              4
   Consolidated Edison ...................................    799             34
   Constellation Energy Group ............................    616             16
   Dominion Resources ....................................  1,139             55
   DTE Energy ............................................    626             28
   Edison International* .................................  1,219             12
   Entergy ...............................................    840             37
   Exelon ................................................  1,207             61
   FirstEnergy ...........................................  1,113             36
   FPL Group .............................................    681             40

--------------------------------------------------------------------------------

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
   PG&E* .................................................  1,468       $     16
   Pinnacle West Capital .................................    317              9
   PPL ...................................................    605             21
   Progress Energy .......................................    827             34
   Public Service Enterprise Group .......................    771             22
   Southern ..............................................  2,650             79
   TECO Energy ...........................................    647             10
   TXU ...................................................  1,042             15
   Xcel Energy ...........................................  1,488             15
                                                                        --------
                                                                             629
                                                                        --------
ELECTRICAL EQUIPMENT (0.4%)
   American Power Conversion* ............................    734              9
   Cooper Industries, Cl A ...............................    350             11
   Emerson Electric ......................................  1,575             76
   Power-One* ............................................    297              2
   Rockwell Automation ...................................    696             11
   Thomas & Betts* .......................................    219              4
                                                                        --------
                                                                             113
                                                                        --------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
   Agilent Technologies* .................................  1,739             24
   Jabil Circuit* ........................................    738             11
   Millipore .............................................    179              6
   Molex .................................................    723             19
   PerkinElmer ...........................................    465              3
   Sanmina - SCI* ........................................  1,952              6
   Solectron* ............................................  3,078              7
   Symbol Technologies ...................................    856              8
   Tektronix* ............................................    334              6
   Thermo Electron* ......................................    622             12
   Waters* ...............................................    490             12
                                                                        --------
                                                                             114
                                                                        --------
ENERGY EQUIPMENT & SERVICES (0.8%)
   Baker Hughes ..........................................  1,262             37
   BJ Services* ..........................................    587             18
   Halliburton ...........................................  1,634             26
   Nabors Industries* ....................................    539             19
   Noble* ................................................    502             16
   Rowan .................................................    351              7
   Schlumberger ..........................................  2,159             87
   Transocean ............................................  1,195             26
                                                                        --------
                                                                             236
                                                                        --------

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

14

STATEMENT OF NET ASSETS
Toews Funds -- October 31, 2002

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
FOOD & DRUG RETAILING (1.2%)
   Albertson's ...........................................  1,522       $     34
   CVS ...................................................  1,468             41
   Kroger* ...............................................  2,949             44
   Safeway* ..............................................  1,746             40
   Supervalu .............................................    502              8
   Sysco .................................................  2,483             79
   Walgreen ..............................................  3,831            129
   Winn-Dixie Stores .....................................    526              8
                                                                        --------
                                                                             383
                                                                        --------
FOOD PRODUCTS (1.3%)
   Archer-Daniels-Midland ................................  2,440             33
   Campbell Soup .........................................  1,537             32
   Conagra Foods .........................................  2,009             49
   General Mills .........................................  1,374             57
   Hershey Foods .........................................    510             33
   HJ Heinz ..............................................  1,314             42
   Kellogg ...............................................  1,533             49
   Sara Lee ..............................................  2,933             67
   Wm. Wrigley Jr. .......................................    844             45
                                                                        --------
                                                                             407
                                                                        --------
GAS UTILITIES (0.2%)
   KeySpan ...............................................    529             19
   Kinder Morgan .........................................    456             17
   Nicor .................................................    165              5
   NiSource ..............................................    776             13
   Peoples Energy ........................................    133              5
   Sempra Energy .........................................    766             17
                                                                        --------
                                                                              76
                                                                        --------
HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
   Applera - Applied Biosystems Group ....................    794             16
   Bausch & Lomb .........................................    202              6
   Baxter International ..................................  2,254             57
   Becton Dickinson ......................................    959             28
   Biomet ................................................    984             29
   Boston Scientific* ....................................  1,521             57
   C.R. Bard .............................................    193             11

--------------------------------------------------------------------------------

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
   Guidant* ..............................................  1,145       $     34
   Medtronic .............................................  4,538            203
   St. Jude Medical* .....................................    661             24
   Stryker* ..............................................    740             47
   Zimmer Holdings* ......................................    730             30
                                                                        --------
                                                                             542
                                                                        --------
HEALTH CARE PROVIDERS & SERVICES (1.9%)
   Aetna .................................................    561             23
   AmerisourceBergen .....................................    395             28
   Anthem* ...............................................    527             33
   Cardinal Health .......................................  1,690            117
   Cigna .................................................    525             19
   HCA ...................................................  1,940             84
   Health Management Associates, Cl A* ...................    889             17
   Healthsouth* ..........................................  1,479              7
   Humana* ...............................................    634              8
   IMS Health ............................................  1,062             16
   Manor Care* ...........................................    367              7
   McKesson ..............................................  1,087             32
   Quintiles Transnational* ..............................    439              5
   Tenet Healthcare* .....................................  1,827             53
   UnitedHealth Group ....................................  1,135            103
   WellPoint Health Networks* ............................    546             41
                                                                        --------
                                                                             593
                                                                        --------
HOTELS RESTAURANTS & LEISURE (1.1%)
   Carnival ..............................................  2,194             57
   Darden Restaurants ....................................    641             12
   Harrah's Entertainment* ...............................    419             18
   Hilton Hotels .........................................  1,405             17
   International Game Technology* ........................    323             24
   Marriott International ................................    905             28
   McDonald's ............................................  4,770             86
   Starbucks* ............................................  1,451             35
   Starwood Hotels & Resorts Worldwide ...................    748             18
   Wendy's International .................................    433             14
   Yum! Brands* ..........................................  1,112             25
                                                                        --------
                                                                             334
                                                                        --------
HOUSEHOLD DURABLES (0.5%)
   American Greetings* ...................................    245              4
   Black & Decker ........................................    302             14
   Centex ................................................    230             10
   Fortune Brands ........................................    562             28
   KB Home ...............................................    186              9
   Leggett & Platt .......................................    734             15
   Maytag ................................................    292              8
   Newell Rubbermaid .....................................    999             32

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

16

STATEMENT OF NET ASSETS
Toews Funds -- October 31, 2002

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES (CONTINUED)
   Pulte Homes ............................................   229       $     10
   Snap-On ................................................   219              6
   Stanley Works ..........................................   321             10
   Tupperware .............................................   218              4
   Whirlpool ..............................................   255             12
                                                                        --------
                                                                             162
                                                                        --------
HOUSEHOLD PRODUCTS (2.2%)
   Clorox .................................................   861             39
   Colgate-Palmolive ...................................... 2,030            112
   Kimberly-Clark ......................................... 1,934             99
   Procter & Gamble ....................................... 4,863            430
                                                                        --------
                                                                             680
                                                                        --------
INDUSTRIAL CONGLOMERATES (4.1%)
   3M ..................................................... 1,459            185
   General Electric .......................................37,222            940
   Textron ................................................   515             21
   Tyco International ..................................... 7,466            108
                                                                        --------
                                                                           1,254
                                                                        --------
INSURANCE (5.0%)
   ACE ....................................................   982             30
   Aflac .................................................. 1,936             59
   Allstate ............................................... 2,638            105
   AMBAC Financial Group ..................................   397             24
   American International Group ........................... 9,767            611
   AON .................................................... 1,020             19
   Chubb ..................................................   644             36
   Cincinnati Financial ...................................   607             23
   Hartford Financial Services Group ......................   926             37
   Jefferson-Pilot ........................................   553             22
   John Hancock Financial Services ........................ 1,085             32
   Lincoln National .......................................   690             21
   Loews ..................................................   697             30
   Marsh & McLennan ....................................... 2,003             94
   MBIA ...................................................   549             24
   Metlife ................................................ 2,625             63
   MGIC Investment ........................................   383             16
   Progressive ............................................   814             45
   Prudential Financial* .................................. 2,171             63
   Safeco .................................................   479             17

--------------------------------------------------------------------------------

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
INSURANCE (CONTINUED)
   St. Paul ..............................................    848       $     28
   Torchmark .............................................    444             16
   Travelers Property Casualty, Cl B* ....................  3,738             50
   UnumProvident .........................................    904             18
   XL Capital, Cl A ......................................    507             39
                                                                        --------
                                                                           1,522
                                                                        --------
INTERNET & CATALOG RETAIL (0.2%)
   eBay* .................................................  1,143             72
                                                                        --------
INTERNET SOFTWARE & Services (0.1%)
   Yahoo!* ...............................................  2,247             33
                                                                        --------
IT CONSULTING & Services (0.3%)
   Computer Sciences* ....................................    642             21
   Electronic Data Systems ...............................  1,796             27
   Sungard Data Systems* .................................  1,058             23
   Unisys* ...............................................  1,208             11
                                                                        --------
                                                                              82
                                                                        --------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
   Brunswick .............................................    338              7
   Eastman Kodak .........................................  1,091             36
   Hasbro ................................................    648              6
   Mattel ................................................  1,634             30
                                                                        --------
                                                                              79
                                                                        --------
MACHINERY (1.1%)
   Caterpillar ...........................................  1,287             53
   Crane .................................................    224              4
   Cummins ...............................................    154              4
   Danaher ...............................................    565             33
   Deere .................................................    893             41
   Dover .................................................    758             19
   Eaton .................................................    264             18
   Illinois Tool Works ...................................  1,146             70
   Ingersoll-Rand, Cl A ..................................    634             25
   ITT Industries ........................................    344             22
   Navistar International* ...............................    228              5
   Paccar ................................................    434             19
   Pall ..................................................    457              8
   Parker Hannifin .......................................    442             19
                                                                        --------
                                                                             340
                                                                        --------

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

18

STATEMENT OF NET ASSETS
Toews Funds -- October 31, 2002

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
MEDIA (3.8%)
   AOL Time Warner* ...................................... 16,699       $    246
   Clear Channel Communications* .........................  2,290             85
   Comcast* ..............................................  3,541             82
   Dow Jones .............................................    315             11
   Gannett ...............................................    998             76
   Interpublic Group .....................................  1,434             17
   Knight-Ridder .........................................    311             19
   McGraw-Hill ...........................................    726             47
   Meredith ..............................................    186              9
   New York Times, Cl A ..................................    566             27
   Omnicom Group .........................................    704             41
   TMP Worldwide* ........................................    416              6
   Tribune ...............................................  1,132             54
   Univision Communications* .............................    856             22
   Viacom, Cl B* .........................................  6,600            294
   Walt Disney ...........................................  7,635            128
                                                                        --------
                                                                           1,164
                                                                        --------
Metals & Mining (0.5%)
   Alcoa .................................................  3,158             70
   Allegheny Technologies ................................    305              2
   Freeport-McMoRan Copper & Gold, Cl B* .................    544              7
   Newmont Mining ........................................  1,502             37
   Nucor .................................................    294             12
   Phelps Dodge* .........................................    332             10
   United States Steel ...................................    379              5
   Worthington Industries ................................    319              6
                                                                        --------
                                                                             149
                                                                        --------
Multi-Utilities & Unregulated Power (0.3%)
   AES* ..................................................  2,034              3
   Calpine* ..............................................  1,400              3
   Duke Energy ...........................................  3,319             68
   Dynegy ................................................  1,396              1
   El Paso ...............................................  2,190             17
   Mirant* ...............................................  1,498              3
   Williams ..............................................  1,932              4
                                                                        --------
                                                                              99
                                                                        --------

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
MULTILINE RETAIL (4.2%)
   Big Lots* ............................................     432       $      7
   Costco Wholesale* ....................................   1,701             58
   Dillard's, Cl A ......................................     317              5
   Dollar General .......................................   1,246             18
   Family Dollar Stores .................................     647             20
   Federated Department Stores* .........................     754             23
   JC Penney ............................................   1,000             19
   Kohl's* ..............................................   1,259             74
   May Department Stores ................................   1,077             25
   Nordstrom ............................................     505             10
   Sears Roebuck ........................................   1,182             31
   Target ...............................................   3,394            102
   Wal-Mart Stores ......................................  16,639            891
                                                                        --------
                                                                           1,283
                                                                        --------
OFFICE ELECTRONICS (0.1%)
   Xerox* ...............................................   2,727             18
                                                                        --------
OIL & GAS (5.0%)
   Amerada Hess .........................................     335             17
   Anadarko Petroleum ...................................     931             41
   Apache ...............................................     539             29
   Ashland ..............................................     258              7
   Burlington Resources .................................     753             31
   ChevronTexaco ........................................   3,997            270
   ConocoPhillips .......................................   2,531            123
   Devon Energy .........................................     584             30
   EOG Resources ........................................     435             16
   Exxon Mobil ..........................................  25,279            851
   Kerr-McGee ...........................................     376             16
   Marathon Oil .........................................   1,160             24
   Occidental Petroleum .................................   1,406             40
   Sunoco ...............................................     287              9
   Unocal ...............................................     966             27
                                                                        --------
                                                                           1,531
                                                                        --------
PAPER & FOREST PRODUCTS (0.4%)
   Boise Cascade ........................................     220              5
   Georgia-Pacific ......................................     862             10
   International Paper ..................................   1,803             63
   Louisiana-Pacific* ...................................     391              3
   MeadWestvaco .........................................     749             16
   Weyerhaeuser .........................................     818             37
                                                                        --------
                                                                             134
                                                                        --------

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

20

STATEMENT OF NET ASSETS
Toews Funds -- October 31, 2002

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
PERSONAL PRODUCTS (0.6%)
   Alberto-Culver, Cl B .................................     216       $     11
   Avon Products ........................................     882             43
   Gillette .............................................   3,956            118
                                                                        --------
                                                                             172
                                                                        --------
PHARMACEUTICALS (10.1%)
   Abbott Laboratories ..................................   5,845            245
   Allergan .............................................     483             26
   Bristol-Myers Squibb .................................   7,248            178
   Eli Lilly ............................................   4,203            233
   Forest Laboratories* .................................     672             66
   Johnson & Johnson ....................................  11,131            654
   King Pharmaceuticals* ................................     912             14
   Merck ................................................   8,416            456
   Pfizer ...............................................  23,156            736
   Pharmacia ............................................   4,826            208
   Schering-Plough ......................................   5,487            117
   Watson Pharmaceuticals* ..............................     401             11
   Wyeth ................................................   4,957            166
                                                                        --------
                                                                           3,110
                                                                        --------
REAL ESTATE (0.3%)
   Equity Office Properties Trust .......................   1,566             38
   Equity Residential ...................................   1,030             24
   Plum Creek Timber ....................................     691             15
   Simon Property Group .................................     695             24
                                                                        --------
                                                                             101
                                                                        --------
ROAD & RAIL (0.5%)
   Burlington Northern Santa Fe .........................   1,423             37
   CSX ..................................................     796             22
   Norfolk Southern .....................................   1,453             29
   Union Pacific ........................................     945             56
                                                                        --------
                                                                             144
                                                                        --------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.0%)
   Advanced Micro Devices* ..............................   1,280              8
   Altera* ..............................................   1,429             17
   Analog Devices* ......................................   1,367             37
   Applied Materials* ...................................   6,154             93
   Applied Micro Circuits* ..............................   1,119              4
   Broadcom* ............................................   1,025             12

--------------------------------------------------------------------------------

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONTINUED)
   Intel ................................................  24,935       $    431
   Kla-Tencor* ..........................................     708             25
   Linear Technology ....................................   1,186             33
   LSI Logic* ...........................................   1,385              8
   Maxim Integrated Products* ...........................   1,208             39
   Micron Technology* ...................................   2,256             36
   National Semiconductor* ..............................     675              9
   Novellus Systems* ....................................     543             17
   Nvidia* ..............................................     571              7
   PMC - Sierra* ........................................     626              3
   QLogic* ..............................................     349             12
   Teradyne* ............................................     685              8
   Texas Instruments ....................................   6,484            103
   Xilinx* ..............................................   1,263             24
                                                                        --------
                                                                             926
                                                                        --------
SOFTWARE (5.0%)
   Adobe Systems ........................................     897             21
   Autodesk .............................................     428              5
   BMC Software* ........................................     903             15
   Citrix Systems* ......................................     652              5
   Computer Associates International ....................   2,160             32
   Compuware* ...........................................   1,408              7
   Electronic Arts* .....................................     521             34
   Intuit* ..............................................     793             41
   Mercury Interactive* .................................     315              8
   Microsoft* ...........................................  20,260          1,083
   Novell* ..............................................   1,373              3
   Oracle* ..............................................  20,323            207
   Parametric Technology* ...............................     975              2
   Peoplesoft* ..........................................   1,169             21
   Rational Software* ...................................     717              5
   Siebel Systems* ......................................   1,785             14
   Veritas Software* ....................................   1,536             24
                                                                        --------
                                                                           1,527
                                                                        --------
SPECIALTY RETAIL (2.2%)
   Autozone* ............................................     394             34
   Bed Bath & Beyond* ...................................   1,092             39
   Best Buy* ............................................   1,200             25
   Circuit City Stores ..................................     782              8
   Gap ..................................................   3,252             38

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

22

STATEMENT OF NET ASSETS
Toews Funds -- October 31, 2002

                                                                          MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                                        VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
SPECIALTY RETAIL (continued)
   Home Depot ............................................  8,814       $    255
   Limited Brands ........................................  1,951             31
   Lowe's ................................................  2,910            121
   Office Depot* .........................................  1,158             17
   RadioShack* ...........................................    641             13
   Sherwin-Williams ......................................    564             15
   Staples* ..............................................  1,752             27
   Tiffany ...............................................    544             14
   TJX ...................................................  2,022             41
   Toys "R" Us* ..........................................    794              8
                                                                        --------
                                                                             686
                                                                        --------
TEXTILES, APPAREL & LUXURY GOODS (0.3%)
   Jones Apparel Group* ..................................    482             17
   Liz Claiborne .........................................    398             12
   Nike ..................................................    998             47
   Reebok International* .................................    224              6
   VF ....................................................    408             15
                                                                        --------
                                                                              97
                                                                        --------
TOBACCO (1.2%)
   Philip Morris .........................................  7,907            322
   RJ Reynolds Tobacco Holdings ..........................    333             14
   UST ...................................................    634             19
                                                                        --------
                                                                             355
                                                                        --------
TRADING COMPANIES & DISTRIBUTORS (0.1%)
   W.W. Grainger .........................................    349             17
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   AT&T Wireless Services* ............................... 10,127             70
   Nextel Communications, Cl A* ..........................  3,405             38
   Sprint-PCS Group* .....................................  3,726             13
                                                                        --------
                                                                             121
                                                                        --------
Total Common Stock
   (Cost $30,310)                                                         30,567
                                                                        --------
--------------------------------------------------------------------------------

                                                            FACE         MARKET
TOEWS S&P 500(R) HEDGED INDEX FUND                         AMOUNT         VALUE
(CONCLUDED)                                                 (000)         (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.1%)

   Morgan Stanley Dean Witter
     1.55%, dated 10/31/02, matures 11/01/02,
     repurchase price $333,077 (collateralized by
     U.S. Government Obligations,
     total market
     value $339,724) ....................................... $333      $    333
                                                                       --------
   Total Repurchase Agreement
     (Cost $333) ...........................................                333
                                                                       --------
   Total Investments (100.6%)
     (Cost $30,643) ........................................             30,900
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (-0.6%):
Payable for Advisory Fees                                                    (4)
Payable for Administrative Fees                                             (15)
Other Assets and Liabilities, Net                                          (156)
                                                                       --------
Total Other Assets and Liabilities, Net                                    (175)
                                                                       --------
NET ASSETS:
Investor Shares (unlimited authorization --
   no par value) based on 2,575,863
   outstanding shares of beneficial interest                             24,413
Advisor Shares (unlimited authorization --
   no par value) based on 787,796
   outstanding shares of beneficial interest                              7,430
Distributions in excess of net investment income                            (25)
Accumulated net realized loss on investments                             (1,350)
Net unrealized appreciation on investments                                  257
                                                                       --------
TOTAL NET ASSETS (100.0%)                                              $ 30,725
                                                                       ========
Net Asset Value, Offering and
   Redemption Price Per Share - Investor Class                         $   9.16
                                                                       ========
Net Asset Value, Offering and
   Redemption Price Per Share - Advisor Class                          $   9.07
                                                                       ========
* NON-INCOME PRODUCING SECURITY.
CL CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

24

STATEMENT OF NET ASSETS
Toews Funds -- October 31, 2002

                                                                          MARKET
                                                                           VALUE
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                      SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.5%)
BIOTECHNOLOGY (11.6%)
   Abgenix* ............................................    1,411       $     10
   Amgen* ..............................................   10,131            472
   Andrx Group* ........................................    1,184             18
   Biogen* .............................................    3,104            114
   Cephalon* ...........................................      858             43
   Chiron* .............................................    4,495            178
   Genzyme* ............................................    4,568            127
   Gilead Sciences* ....................................    3,280            114
   Human Genome Sciences* ..............................    2,177             21
   Idec Pharmaceuticals* ...............................    2,823            130
   ImClone Systems* ....................................    1,280              9
   Invitrogen* .........................................      849             24
   Medimmune* ..........................................    4,565            117
   Millennium Pharmaceuticals* .........................    5,304             39
   Protein Design Labs* ................................    1,455             12
                                                                        --------
                                                                           1,428
                                                                        --------
COMPUTER & OFFICE EQUIPMENT (29.1%)
   Altera* .............................................    9,136            107
   Apple Computer* .....................................    8,513            137
   Applied Materials* ..................................   14,494            218
   Applied Micro Circuits* .............................    5,939             23
   Atmel* ..............................................    5,958             10
   Broadcom, Cl A* .....................................    3,121             37
   Brocade Communications Systems* .....................    4,052             28
   Cisco Systems* ......................................   44,454            497
   Conexant Systems* ...................................    4,964              6
   Dell Computer* ......................................   16,231            464
   Flextronics International* ..........................    9,534             80
   Integrated Device Technology* .......................    1,669             16
   Intel ...............................................   39,690            687
   JDS Uniphase* .......................................   24,381             55
   Juniper Networks* ...................................    4,138             24
   Kla-Tencor* .........................................    3,897            139
   Linear Technology ...................................    7,214            199
   Maxim Integrated Products* ..........................    7,695            245
   Microchip Technology* ...............................    2,854             70

--------------------------------------------------------------------------------

                                                                         MARKET
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                                     VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
COMPUTER & OFFICE EQUIPMENT (CONTINUED)
   Molex ................................................   1,662       $     44
   Network Appliance* ...................................   5,984             54
   Novellus Systems* ....................................   2,487             79
   Nvidia* ..............................................   2,801             33
   PMC - Sierra* ........................................   3,136             15
   QLogic* ..............................................   1,619             56
   RF Micro Devices* ....................................   3,262             28
   Sanmina* .............................................   9,525             29
   Sun Microsystems* ....................................  24,014             71
   Vitesse Semiconductor* ...............................   3,702              7
   Xilinx* ..............................................   7,615            145
                                                                        --------
                                                                           3,603
                                                                        --------
COMPUTER SOFTWARE/SERVICES (32.6%)
   Adobe Systems ........................................   4,000             95
   BEA Systems* .........................................   6,398             52
   Check Point Software Technologies* ...................   4,079             56
   Citrix Systems* ......................................   3,534             27
   Compuware* ...........................................   3,944             19
   Concord EFS* .........................................   9,842            141
   eBay* ................................................   3,875            245
   Electronic Arts* .....................................   2,387            155
   Fiserv* ..............................................   4,090            128
   i2 Technologies* .....................................   7,889              6
   Intuit* ..............................................   4,533            235
   Mercury Interactive* .................................   1,522             40
   Microsoft* ...........................................  31,481          1,683
   Oracle* ..............................................  38,171            389
   Paychex ..............................................   6,066            175
   Peoplesoft* ..........................................   7,502            136
   Rational Software* ...................................   3,432             23
   Siebel Systems* ......................................   9,520             72
   Symantec* ............................................   2,538            101
   Synopsys* ............................................   1,196             45
   VeriSign* ............................................   3,794             30
   Veritas Software* ....................................   7,136            109
   Yahoo!* ..............................................   4,909             73
                                                                        --------
                                                                           4,035
                                                                        --------

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

26

STATEMENT OF NET ASSETS
Toews Funds -- October 31, 2002

                                                                          MARKET
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                                     VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
HEALTH CARE (2.9%)
   Biomet ................................................  6,029       $    178
   Cytyc* ................................................  2,205             23
   Express Scripts* ......................................  1,195             65
   ICOS* .................................................  1,023             25
   Lincare Holdings* .....................................  1,744             59
   Sepracor* .............................................  1,441             13
                                                                        --------
                                                                             363
                                                                        --------
MANUFACTURING (1.7%)
   Paccar ................................................  2,209             97
   Sigma-Aldrich .........................................  1,197             55
   Smurfit-Stone Container* ..............................  4,078             53
                                                                        --------
                                                                             205
                                                                        --------
RETAIL/WHOLESALE TRADE (7.2%)
   Amazon.com* ...........................................  4,296             83
   Bed Bath & Beyond* ....................................  6,680            237
   CDW Computer Centers* .................................  1,489             79
   Costco Wholesale* .....................................  4,074            138
   Dollar Tree Stores* ...................................  1,867             49
   Staples* ..............................................  5,361             83
   Starbucks* ............................................  9,182            219
                                                                        --------
                                                                             888
                                                                        --------
SERVICES (2.8%)
   Apollo Group* .........................................  2,984            124
   Cintas ................................................  3,471            164
   Gemstar-TV Guide International* .......................  7,396             27
   TMP Worldwide* ........................................  2,037             31
                                                                        --------
                                                                             346
                                                                        --------
TELECOMMUNICATIONS (11.6%)
   ADC Telecommunications* ............................... 16,907             27
   Charter Communications* ...............................  5,204              6
   Ciena* ................................................  8,714             32
   Comcast, Cl A* ........................................  7,640            176
   Comverse Technology* ..................................  3,302             24
   EchoStar Communications, Cl A* ........................  4,253             87
   Ericsson Lm Telephone .................................  2,348             18
   Nextel Communications, Cl A* .......................... 20,151            227
   PanAmSat* .............................................  3,437             67
   Qualcomm* ............................................. 15,940            550
   Tellabs* ..............................................  3,988             31
   USA Interactive* ......................................  7,448            189
                                                                        --------
                                                                           1,434
                                                                        --------
Total Common Stock
   (Cost $11,287)                                                         12,302
                                                                        --------
--------------------------------------------------------------------------------

                                                            FACE        MARKET
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                      AMOUNT        VALUE
(CONCLUDED)                                                 (000)        (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley Dean Witter
     1.55%, dated 10/31/02,
     matures 11/01/02,
     repurchase price $36,341
     (collateralized by  U.S. Government
     Obligations, total market
     value $37,067) .....................................     $36      $     36
                                                                       --------
Total Repurchase Agreement
   (Cost $36) ...........................................                    36
                                                                       --------
Total Investments (99.8%)
   (Cost $11,323) .......................................                12,338
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.2%):
Payable for Advisory Fees ...............................                    (4)
Payable for Administrative Fees .........................                    (6)
Other Assets and Liabilities, Net .......................                    36
                                                                       --------
Total Other Assets and Liabilities, Net .................                    26
                                                                       --------
NET ASSETS:
Investor Shares (unlimited authorization--
   no par value) based on 952,289
   outstanding shares of beneficial interest ............                 9,147
Advisor Shares (unlimited authorization--
   no par value) based on 265,761
   outstanding shares of beneficial interest ............                 2,550
Distributions in excess of net investment income ........                   (33)
Accumulated net realized loss on investments ............                  (315)
Net unrealized appreciation on investments ..............                 1,015
                                                                       ========
TOTAL NET ASSETS (100.0%) ...............................              $ 12,364
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share - Investor Class .....................              $  10.17
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share - Advisor Class ......................              $  10.07
                                                                       ========

* NON-INCOME PRODUCING SECURITY.
CL CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

STATEMENTS OF OPERATIONS (000)
For the Year Ended October 31, 2002

                                                        Toews          Toews
                                                     S&P 500(R)    Nasdaq-100(R)
                                                       Hedged         Hedged
                                                     Index Fund     Index Fund
                                                     ----------     ----------
INVESTMENT INCOME:
   Interest Income ..................................  $    95          $   45
   Dividend Income ..................................       24               1
                                                       -------          ------
   Total Investment Income ..........................      119              46
                                                       -------          ------
EXPENSES:
   Investment Advisory Fees .........................       74              37
   Administration Fees ..............................      141             109
   Custodian Fees ...................................       41              15
   Transfer Agent Fees ..............................       49              52
   Distribution Fees+ ...............................       18               9
   Professional Fees ................................       29              24
   Registration Fees ................................        8              16
   Printing Fees ....................................       13              12
   Trustee Fees .....................................        6               5
   Other Fees .......................................       35              48
                                                       -------          ------
   Total Expenses ...................................      414             327
                                                       -------          ------
   Less: Waiver of Investment Advisory Fees .........      (74)            (37)
   Reimbursements from Investment Adviser ...........     (211)           (226)
                                                       -------          -------
   NET EXPENSES .....................................      129              64
                                                       -------          ------
   NET INVESTMENT LOSS ..............................      (10)            (18)
                                                       -------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net Realized Loss on Investments .................   (1,330)           (179)
   Net Change in Unrealized Appreciation
     on Investments .................................      257           1,017
                                                       -------          ------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments .................................   (1,073)            838
                                                       -------          ------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS ................................  $(1,083)         $  820
                                                       =======          ======

+ DISTRIBUTION FEES CHARGED ON ADVISOR SHARES, SEE NOTES TO FINANCIALS FOR
  FURTHER EXPLANATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Periods Ended October 31,

                                                       Toews                         Toews
                                                 S&P 500(R) Hedged           Nasdaq-100(R) Hedged
                                                    Index Fund                    Index Fund
                                              -----------------------       ------------------------
                                              11/01/01-     7/31/01(1)-     11/01/01-     7/31/01(1)-
                                              10/31/02       10/31/01       10/31/02       10/31/01
                                              --------       --------       --------       --------
OPERATIONS:
   Net Investment Income  (Loss) .......      $    (10)      $      1       $    (18)      $      3
   Net Realized Loss on
     Investments .......................        (1,330)           (20)          (179)          (136)
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments .......................           257             --          1,017             (2)
                                              --------       --------       --------       --------
   Net Increase (Decrease) in Net Assets
     from Operations ...................        (1,083)           (19)           820           (135)
                                              --------       --------       --------       --------
DISTRIBUTION TO SHAREHOLDERS:
   Net Investment Income:
       Investor Shares .................            (8)            (1)           (11)            (3)
       Advisor Shares ..................            (7)            --             (4)            --
                                              --------       --------       --------       --------
   Total Distributions .................           (15)            (1)           (15)            (3)
                                              --------       --------       --------       --------
CAPITAL SHARE TRANSACTIONS (2):
   INVESTOR SHARES:
     Proceeds from Shares Issued .......        25,684            577          8,771          1,283
     Reinvestment of Cash
        Distributions ..................             8              1             10              2
     Cost of Shares Redeemed ...........        (1,754)          (103)          (735)          (184)
                                              --------       --------       --------       --------
   Increase in Net Assets from
     Investor Share Transactions .......        23,938            475          8,046          1,101
                                              --------       --------       --------       --------
   ADVISOR SHARES
     Proceeds from Shares Issued .......         7,609            203          2,347            240
     Reinvestment of Cash Distributions              7             --              4             --
     Cost of Shares Redeemed ...........          (387)            (2)           (41)            --
                                              --------       --------       --------       --------
   Increase in Net Assets from
     Advisor Share Transactions ........         7,229            201          2,310            240
                                              --------       --------       --------       --------
Net Increase in Capital Share
   Transactions ........................        31,167            676         10,356          1,341
                                              --------       --------       --------       --------
Net Increase in Net Assets .............        30,069            656         11,161          1,203
                                              --------       --------       --------       --------
NET ASSETS:
   Beginning of Period .................           656             --          1,203             --
                                              --------       --------       --------       --------
   End of Period .......................      $ 30,725       $    656       $ 12,364       $  1,203
                                              ========       ========       ========       ========


(1) COMMENCED OPERATIONS ON JULY 31, 2001.
(2) SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

30

FINANCIAL HIGHLIGHTS
For the Periods Ended October 31,
For a Share Outstanding Throughout each Period




                                         Net                    Distributions
            Net Asset                  Realized    Distributions    from
              Value          Net         and         from Net     Realized   Net Asset
           Beginning of  Investment   Unrealized    Investment    Capital    Value End
              Period       Income   Gains (Losses)    Income        Gains    of Period
              ------       ------   --------------    ------        -----    ---------

TOEWS S&P 500(R) Hedged Index Fund
----------------------------------
Investor Shares
2002 (1)      $ 9.62      $ 0.01       $(0.30)      $(0.17)      $   --       $ 9.16
2001 (2)       10.00        0.03        (0.39)       (0.02)          --         9.62

Advisor Shares
2002 (1)      $ 9.61      $(0.08)      $(0.31)      $(0.15)      $   --       $ 9.07
2001 (2)       10.00        0.01        (0.38)       (0.02)          --         9.61


TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------
Investor Shares
2002 (1)      $ 8.89      $(0.03)      $ 1.40       $(0.09)      $   --       $10.17
2001 (2)       10.00        0.03        (1.11)       (0.03)          --         8.89

Advisor Shares
2002 (1)      $ 8.87      $(0.12)      $ 1.40       $(0.08)      $   --       $10.07
2001 (2)       10.00        0.01        (1.12)       (0.02)          --         8.87


+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS
  SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
(2) COMMENCED OPERATIONS ON JULY 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------


                                                              Ratio of         Ratio of
                                                              Expenses       Net Investment
                                              Ratio of       to Average     Loss to Average
                                                Net          Net Assets       Net Assets
                              Ratio of       Investment      (Excluding       (Excluding
              Net Assets      Expenses      Income (Loss)      Waivers          Waivers         Portfolio
    Total       End of       to Average      to Average          and              and           Turnover
   Return+   Period (000)    Net Assets      Net Assets    Reimbursements)   Reimbursements)      Rate
   -------   ------------    ----------      ----------    ---------------   ---------------      ----

    (3.20)%     $23,583           1.50%           0.11%           4.97%            (3.36)%        1,991.68%
    (3.56)          460           1.50            1.49           84.21            (81.22)           229.50

    (4.20)%     $ 7,142           2.50%          (0.90)%          7.52%            (5.92)%        1,991.68%
    (3.71)          196           2.50            0.34           70.17            (67.33)           229.50



    15.46%      $ 9,688           1.50%          (0.26)%          8.50%            (7.26)%          973.72%
   (10.85)          981           1.50            1.26           37.99            (35.23)           318.12

    14.42%      $ 2,676           2.50%          (1.26)%         10.12%            (8.88)%          973.72%
   (11.11)          222           2.50           (0.10)          40.86            (38.46)           318.12

--------------------------------------------------------------------------------
                                                               [LOGO OMITTED]
                                                                 TOEWS FUNDS

32


NOTES TO FINANCIAL STATEMENTS
October 31, 2002

1.  ORGANIZATION

   The Advisors' Inner Circle fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Hedged Index Fund (the "Funds"). The Funds commenced operations on July 31, 2001. The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.


2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION: Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of October 31, 2002, are valued at fair value, using methods determined in good faith by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

NET ASSET VALUE PER SHARE: The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.


--------------------------------------------------------------------------------

CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/ losses are allocated to the respective class on the basis of relative net asset value each day.

Repurchase Agreements: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/ or retention of the collateral or proceeds may be subject to legal proceedings.

EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets compared to the aggregate daily net assets of the Trust.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to Shareholders at least annually.


USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3.  TRANSACTIONS WITH AFFILIATES
   Certain officers of the Trust are also officers of SEI Investments Global Funds Services, a wholly owned subsidiary of SEI Investments Company, (formerly SEI Investments Mutual Funds Services, the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

34

NOTES TO FINANCIAL STATEMENTS
October 31, 2002

   The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the year ended October 31, 2002, the Toews S&P 500 Hedged Index Fund and the Toews Nasdaq-100 Fund paid the Distributor $2,022 and $1,295, respectively, through a reduction in the yield earned on these repurchase agreements.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS
   The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $220,000 for the Funds plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

   Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

   The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 1.00% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Investor Class shares of the Funds.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
   The Trust and Toews Corporation (the "Adviser") are parties to an Investment Advisory Agreement dated February 20, 2001, under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of each of the Funds. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses so that total expenses of each Fund will not exceed the following amounts (expressed as a percentage of each Fund's daily net assets):

                       Toews          Toews
                     S&P 500(R)   Nasdaq-100(R)
                       Hedged        Hedged
                     Index Fund    Index Fund
                     ----------    ----------
Investor Shares: .....  1.50%        1.50%
Advisor Shares: ......  2.50%        2.50%

   Union Bank of California acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS
   Capital Share Transactions for the Funds were as follows (000):

                                       Toews        Toews
                                    S&P 500(R)  Nasdaq-100(R)
                                      Hedged       Hedged
                                    Index Fund   Index Fund
                                    ----------   ----------
                                    2002  2001    2002  2001
                                    ----  ----    ----  ----
Investor Shares:
   Shares Issued ..................2,713    58     917   129
   Shares Issued
     in Lieu of
     Cash Distributions ............   1    --       1    --
   Shares Redeemed ...............  (186)  (10)    (76)  (19)
                                   ------  ----  ----- -----
   Total Investor
    Shares Transactions ...........2,528    48     842   110
                                   ------  ----  ----- -----
Advisor Shares:
   Shares Issued ..................  808    20     244    25
   Shares Issued
     in Lieu of
     Cash Distributions ...........    1    --       1    --
   Shares Redeemed ................  (42)   --      (4)   --
                                   ------  ----  ----- -----
   Total Advisor
    Shares Transactions ...........  767    20     241    25
                                   ------  ----  ----- -----
Increase in Capital
   Shares
   Transactions ...................3,295    68   1,083   135
                                   ======  ====  ===== =====
7. INVESTMENT TRANSACTIONS
   The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2002 are as follows
(000):

                                      Toews       Toews
                                   S&P 500(R)  Nasdaq-100(R)
                                      Hedged      Hedged
                                    Index Fund  Index Fund
                                    ----------  ----------
Purchases
   Government .....................   $    --    $    --
   Other ..........................    81,406     22,804
Sales
   Government .....................        --         --
   Other ..........................    49,766     12,491

8. FEDERAL TAX INFORMATION
   It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

   Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. There were no permanent book-tax differences at October 31, 2002.

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

36

NOTES TO FINANCIAL STATEMENTS
October 31, 2002

   The tax character of dividends and distributions paid during the last two years were as follows (000):

                              Ordinary
                               Income
                             ----------
S&P 500 Hedged Index Fund
  2002 .......................   $15
  2001 .......................     1
Nasdaq-100 Hedged Index Fund
  2002 .......................    15
  2001 .......................     3

   As of October 31, 2002, the components of Distributable Earnings (Accumulated Losses) were as follows (000):

                     S&P 500    Nasdaq-100
                     Hedged       Hedged
                      Index       Index
                      Fund         Fund
                     -------     --------
Undistributed
  Ordinary Income .  $    7      $   11
Capital Loss
  Carryforwards ...    (456)       (315)
Unrealized
  Depreciation ....    (637)      1,015
Other Temporary
  Differences .....     (32)        (44)
                    --------     ------
Total Distributable
  Earnings
  (Accumulated
  Losses) ......... $(1,118)     $  667
                    =======      ======


For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows (000):

                                                Total
                                               Capital
                                                 Loss
                      Expires   Expires       Carryforwards
                       2010       2009         10/31/02
                       ----       ----         ------------
S&P 500 Hedged
  Index Fund .........  $452      $ 4            $456
Nasdaq-100
  Hedged Index
  Fund ...............   267       48             315

   At October 31, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was different from amounts reported for financial reporting purposes for Toews S&P 500 Hedged Index Fund. The difference is solely attributable to wash sales. The Federal tax cost as well as the aggregate gross unrealized appreciation and depreciation for securities held by the Funds at October 31, 2002, were as follows (000):

                              Toews                     Toews
                            S&P 500(R)              Nasdaq-100(R)
                              Hedged                  Hedged
                            Index Fund               Index Fund
                            ----------               ----------

Federal tax cost ........... $31,537                  $11,323
                             =======                  =======
Aggregate gross
   unrealized
   appreciation ............     478                    1,123
Aggregate gross
   unrealized
   depreciation ............  (1,115)                    (108)
                             -------                  -------
Net unrealized
   appreciation
   (depreciation) .......... $  (637)                 $ 1,015
                             =======                  =======


--------------------------------------------------------------------------------

9. CHANGE IN INDEPENDENT AUDITOR
   (UNAUDITED):
   In May 2002, Arthur Andersen LLP (Arthur Andersen) resigned as independent auditor for the Toews Funds. KPMG LLP (KPMG) was selected as the Funds' independent auditor. The Funds' selection of KPMG as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees.

   The report on the financial statements audited by Arthur Andersen for the period ended October 31, 2001 for the Funds did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and Arthur Andersen on any matter of accounting principles or practices, financial statements disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in connection with its reports in the financial statements of such period.


10. BENCHMARK INFORMATION
    (UNAUDITED):
    "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Advisors' Inner Circle Fund -- Toews S&P 500(R) Hedged Index Fund. The product is not sponsored, endorsed, sold or promoted by Standard
& Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

   The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by The Advisors' Inner Circle Fund -- Toews Nasdaq-100(R) Hedged Index Fund. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

38

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Toews S&P 500(R) Hedged Index Fund and Toews Nasdaq-100(R) Hedged Index Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of Toews S&P 500 Hedged Index and Toews Nasdaq-100 Hedged Index Funds (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2002, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets and the financial highlights for the period ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Toews S&P 500 Hedged Index and Toews Nasdaq-100 Hedged Index Funds of The Advisors' Inner Circle Fund as of October 31, 2002, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Philadelphia, Pennsylvania
December 23, 2002


--------------------------------------------------------------------------------

                       This page intentionally left blank.













--------------------------------------------------------------------------------
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                                                              TOEWS FUNDS

40

TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND
(UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                   TIME SERVED 2
-------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                        Trustee                    (Since 1993)
75 yrs. old


-------------------------------------------------------------------------------

ROBERT A. PATTERSON                   Trustee                    (Since 1993)
75 yrs. old


-------------------------------------------------------------------------------

EUGENE B. PETERS                      Trustee                    (Since 1993)
73 yrs. old



-------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                    (Since 1994)
71 yrs. old


-------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
--------------------------------------------------------------------------------
as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.



                                                               NUMBER OF
                                                               PORTFOLIOS
                                                            IN THE ADVISORS'
                                                           INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)                           OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                                   MEMBER              HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------------------------------------
        Vice Chairman of AmeritrustTexas N.A.,                     40              Trustee of The Arbor Funds
        1989-1992, and MTrust Corp., 1985-1989.                                    The MDL Funds, and The
                                                                                   Expedition Funds.

----------------------------------------------------------------------------------------------------------------------------------

        Pennsylvania State University, Senior Vice                 40              Member and Treasurer, Board of
        President, Treasurer (Emeritus); Financial                                 Trustees of Grove City College
        and Investment Consultant, Professor of                                    Trustee of The Arbor
        Transportation since 1984; Vice President-                                 The MDL Funds, and
        Investments, Treasurer, Senior Vice President                              Expedition Funds.
        (Emeritus), 1982-1984. Director,
        Pennsylvania Research Corp.
----------------------------------------------------------------------------------------------------------------------------------

        Private investor from 1987 to present. Vice                40              Trustee of The Arbor Funds
        President and Chief Financial officer, Western                             The MDL Funds, and The
        Company of North America (petroleum ser-                                   Expedition Funds.
        vice company), 1980-1986. President of Gene
        Peters and Associates (import company),
        1978-1980. President and Chief Executive
        Officer of Jos. Schlitz Brewing Company
        before 1978.
----------------------------------------------------------------------------------------------------------------------------------
        Partner, Dechert Price & Rhoads, September                 40              Trustee of The Arbor Funds
        1987-December 1993.                                                        The MDL Funds, The Expedition Funds,
                                                                                   SEI Asset Allocation Trust, SEI
                                                                                   Daily Income Trust, SEI Index Funds
                                                                                   Institutional International Trust
                                                                                   SEI Institutional Investments Trust
                                                                                   SEI Institutional Managed Trust, SEI
                                                                                   Insurance Products Trust, SEI Liquid
                                                                                   Asset Trust and SEI Tax Exempt

--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

42

TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND
(UNAUDITED)


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                   TIME SERVED 2
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (continued)
-------------------------

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
60 yrs. old










--------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                     Chairman                    (Since 1991)
56 yrs. old                        of the Board
                                    of Trustees








--------------------------------------------------------------------------------

WILLIAM M. DORAN                      Trustee                    (Since 1992)
1701 Market Street
Philadelphia, PA 19103
62 yrs. old







--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------

43

                                                          NUMBER OF
                                                         PORTFOLIOS
                                                      IN THE ADVISORS'
                                                     INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)                       OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                               MEMBER              HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------------------
      Chief Executive Officer, New found                     40          Trustee, Navigator Securities Lending
      Consultants Inc. since April 1997. General                         Trust, since 1995. Trustee of The
      Partner, Teton Partners,L.P., June 1991-                           Fulcrum Trust. Trustee of The Arbor
      December 1996; Chief Financial Officer,                            Funds, The MDL Funds, The
      Nobel Partners, L.P., March 1991-December                          Expedition Funds, SEI Asset
      1996; Treasurer and Clerk,Peak Asset                               Allocation Trust, SEI Daily
      Management, Inc., since 1991.                                      Income Trust, SEI Index Funds, SEI
                                                                         Institutional International Trust, SEI
                                                                         Institutional Investments Trust, SEI
                                                                         Institutional Managed Trust,
                                                                         SEI Insurance Products Trust, SEI Liquid
                                                                         Asset Trust and SEI Tax Exempt Trust.
---------------------------------------------------------------------------------------------------------------------
      Currently performs various services on behalf          40          Trustee of The Arbor Funds, Bishop
      of SEI Investments for which Mr. Nesher is                         Street Funds, The Expedition Funds,
      compensated. Executive Vice President of SEI                       The MDL Funds, SEI Asset Allocation
      Investments, 1986-1994. Director and                               Trust, SEI Daily Income Trust, SEI
      Executive Vice President of the Administrator                      Index Funds, SEI Institutional
      and the Distributor, 1981-1994.                                    International Trust, SEI Institutional
                                                                         Investments Trust, SEI Institutional
                                                                         Managed Trust, SEI Insurance Products
                                                                         Trust, SEI Liquid Asset Trust and SEI Tax
                                                                         Exempt Trust.
---------------------------------------------------------------------------------------------------------------------
      Partner, Morgan, Lewis & Bockius LLP                    40         Trustee of The Arbor Funds, The
      (law firm), counsel to the Trust, SEI Investments,                 MDL Funds, The Expedition Funds,
      the Administrator and the Distributor. Director                    SEI Asset Allocation Trust, SEI Daily
      of SEI Investments since 1974; Secretary of                        Income Trust, SEI Index Funds, SEI
      SEI Investments since 1978.                                        Institutional International Trust, SEI
                                                                         Institutional Investments Trust, SEI
                                                                         Institutional Managed Trust, SEI
                                                                         Insurance Products Trust, SEI Liquid
                                                                         Asset Trust and SEI Tax Exempt Trust.
---------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

44

TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND
(UNAUDITED)



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                    TIME SERVED
-------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO                       President                   (Since 2000)
38 yrs. old




-------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
33 yrs. old                      Financial Officer



-------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)
40 yrs. old



-------------------------------------------------------------------------------
TODD B. CIPPERMAN     Vice President and Assistant Secretary     (Since 1995)
36 yrs. old




--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.



--------------------------------------------------------------------------------

                                                                              45

                                                NUMBER OF
                                               PORTFOLIOS
                                            IN THE ADVISORS'
                                            INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)                      OVERSEEN BY           OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS                          OFFICER               HELD BY OFFICER
-----------------------------------------------------------------------------------------
 Vice President and Assistant Secretary            N/A                      N/A
 of SEI Investments since 1998; Vice
 President and Assistant Secretary of
 SEI Investments Global Funds Services
 and SEI Investments Distribution Co.
 since 1999; Associate, Paul, Weiss,
 Rifkind, Wharton & Garrison (law firm),
 1998; Associate, Baker & McKenzie
 (law firm), from 1995-1998.
-----------------------------------------------------------------------------------------
 Director, SEI Funds Accounting since               N/A                      N/A
 November 1999; Audit Manager, Ernst
 & Young LLP from 1991-1999.
-----------------------------------------------------------------------------------------
 Vice President and Assistant Secretary of          N/A                      N/A
 SEI Investments Global Funds Services and
 SEI Investments Distribution Co. since
 January 2001; Shareholder/Partner,
 Buchanan Ingersoll Professional Corporation
 from 1992-2000.
-----------------------------------------------------------------------------------------
 Senior Vice President and General Counsel          N/A                      N/A
 of SEI Investments; Senior Vice President,
 General Counsel and Secretary of SEI
 Investments Global Funds Services and
 SEI Investments Distribution Co. since 2000;
 Vice President and Assistant Secretary of SEI
 Investments, SEI Global Funds Services and
 SEI Investments Distribution Co. from
 1999-2000; Associate, Dewey Ballantine
 (law firm) from 1994-1995.


--------------------------------------------------------------------------------

                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

46


TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND
(UNAUDITED)


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUEd)
--------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)
38 yrs. old                     Assistant Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTo             Assistant Vice President            (Since 2000)
34 yrs. old                  and Assistant Secretary

--------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)
34 yrs. old                       and Secretary


--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
42 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)
31 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

--------------------------------------------------------------------------------

                                                                              47
                                             NUMBER OF
                                             PORTFOLIOS
                                          IN THE ADVISORS'
                                         INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)                   OVERSEEN BY      OTHER DIRECTORSHIPS
   DURING PAST 5 YEARS                        OFFICER           HELD BY OFFICER
--------------------------------------------------------------------------------




Vice President and Assistant Secretary           N/A                  N/A
of SEI Investments, SEI Investments
Global Funds Services and SEI Investments
Distribution Co. since 1998; Assistant
General Counsel and Director of Arbitration,
Philadelphia Stock Exchange from 1989-1998.
--------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI    N/A                  N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 1999;
Associate, Dechert (law firm) from 1997-1999;
Associate, Richter, Miller & Finn (law firm)
from 1994-1997.
--------------------------------------------------------------------------------
Vice President and Assistant Secretary of        N/A                  N/A
SEI Investments Global Funds Services and
SEI Investments Distribution Co. since 2000;
Vice President, Merrill Lynch & Co. Asset
Management Group from 1998-2000; Associate
at Pepper Hamilton LLP from 1997-1998.
--------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI    N/A                  N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 1999;
Associate at White and Williams LLP
from 1991-1999.
--------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI    N/A                  N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 2001;
Associate at Howard Rice Nemorvoski
Canady Falk & Rabkin from 1998-2001;
Associate at Seward & Kissel from 1996-1998.
--------------------------------------------------------------------------------
                                                            [LOGO OMITTED]
                                                              TOEWS FUNDS

48


                            NOTICE TO SHAREHOLDERS OF
                   THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



For the shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, each Fund is designating the following items with regard to distributions paid during the year.

                         Long Term      Long Long
                         (20% Rate)     (18% Rate)     Ordinary
                        Capital Gain   Capital Gain     Income      Qualifying
      Fund              Distribution   Distribution  Distributions Dividend (1)
    ----------          ------------   ------------  ------------- ------------
Toews S&P 500(R)
 Hedged Index
 Fund ....................  0.00%          0.00%        100.00%        7.03%
Toews Nasdaq-100(R)
 Hedged Index
 Fund ....................  0.00%          0.00%        100.00%        0.23%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

--------------------------------------------------------------------------------

                                      Notes

--------------------------------------------------------------------------------


                                 [LOGO OMITTED]
                                   TOEWS FUNDS